SCHEDULE OF LEASE COST (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Lease
Amortization of operating lease right of use assets	$ 101,888	$ 204,715	$ 481,504
Interest on lease liabilities	14,529	2,333	4,067
Short term lease expenses	3,748	4,594	6,719
Total	$ 120,165	$ 211,642	$ 492,290